Shareholder Report, Line Graph (Details) 74200172300_Putnam VT Income Fund_Class IB_TSR Annual {Class IB} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class IB
Account Value [Line Items]
Line Graph and Table Measure Name											Class IB
Accumulated Value	$ 11,247	$ 10,992	$ 10,499	$ 12,181	$ 12,767	$ 12,076	$ 10,792	$ 10,770	$ 10,200	$ 10,000	$ 12,063
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	$ 11,369	$ 11,229	$ 10,641	$ 12,232	$ 12,424	$ 11,556	$ 10,629	$ 10,628	$ 10,265	$ 10,000	$ 12,199